Annual Total Returns	12 Months Ended
Dec. 31, 2024
Brandes U.S. Small-Mid Cap Value ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	10.21%
Brandes U.S. Value ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	16.00%
Brandes International ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	7.68%